Financial risk management and derivative financial instruments - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impact on profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ 4.0	$ 4.1	$ 4.0
Sensitivity to changes in exchange and interest rates	4.0	4.1	4.0
Impact on profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	(2.6)	(2.4)	(2.1)
Sensitivity to changes in exchange and interest rates	(2.6)	(2.4)	(2.1)
Impact on profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	(1.6)	(0.9)	(2.9)
Sensitivity to changes in exchange and interest rates	(1.6)	(0.9)	(2.9)
Impact on profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	0.6	5.5	0.3
Sensitivity to changes in exchange and interest rates	0.6	5.5	0.3
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	39.9	25.9	44.1
Sensitivity to changes in exchange and interest rates	39.9	25.9	44.1
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	24.1	23.8	(4.1)
Sensitivity to changes in exchange and interest rates	24.1	23.8	$ (4.1)
Impact on net liabilities [member] | Currency risk [member] | Sterling: Euro exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	33.0	31.9
Sensitivity to changes in exchange and interest rates	$ 33.0	$ 31.9